Retirement Funds	07/01/2012 to 06/30/2013

ICA File Number: 811-21149
Registrant Name: T. Rowe Price Retirement Funds, Inc.
Reporting Period: 07/01/2012 - 06/30/2013

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21149

T. Rowe Price Retirement Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Edward C. Bernard
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-3577

Date of fiscal year end: 5/31

Date of reporting period: 07/01/2012 to 06/30/2013

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Retirement Funds, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 30, 2013

Retirement 2005 Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Retirement 2010 Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Retirement 2015 Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Retirement 2020 Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Retirement 2025 Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Retirement 2030 Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Retirement 2035 Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Retirement 2040 Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Retirement 2045 Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Retirement 2050 Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Retirement 2055 Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Retirement Income Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

END NPX REPORT